SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Income Tax Disclosure [Abstract]
Deferred tax assets derived from allowance for doubtful accounts and net operating losses (“NOL”)	$ 279,155	$ 237,696
Less: valuation allowance	(256,381)	(215,354)
Deferred tax assets	$ 22,774	$ 22,342